SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Employee benefit expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Analysis of income and expense [abstract]
Salaries, wages and other short-term employee benefits	$ 504,366	$ 459,041
Share-based payments	16,065	15,756
Post-employment benefits	30,376	25,089
Employee benefits expenses	$ 550,807	$ 499,886